Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2012
VP Balanced Portfolio (Prospectus Summary) | VP Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Balanced Portfolio
Supplement Text	cik0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Balanced Portfolio

Amended and Restated Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Balanced Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

B.	Principal Investment Strategy Change

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly, effective February 28, 2013, the last paragraph of the subsection entitled “Equity Investment Process” in the section entitled “Principal Investment Strategies,” is deleted and replaced as follows:

The Portfolio seeks to construct a broadly-diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly, effective February 28, 2013, the last paragraph of the subsection entitled “Equity Investment Process” in the section entitled “Principal Investment Strategies,” is deleted and replaced as follows:

The Portfolio seeks to construct a broadly-diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

Supplement Closing	cik0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.